UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 April 24, 2007

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$590,315


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    21798   463191 SH       SOLE                   460401              2790
                                                              2734    58100 SH       OTHER                   52360              5740
ALCON INC COM SHS              COM              H01301102    14575   110570 SH       SOLE                   109710               860
                                                              1822    13825 SH       OTHER                   13825
ALLSTATE CORP                  COM              020002101      517     8600 SH       SOLE                     8600
                                                              1802    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    23792   353940 SH       SOLE                   351872              2068
                                                              3368    50109 SH       OTHER                   48323              1786
AMGEN INC                      COM              031162100    12002   214775 SH       SOLE                   212975              1800
                                                              1532    27420 SH       OTHER                   25920              1500
AUTOMATIC DATA                 COM              053015103    21946   453429 SH       SOLE                   450679              2750
                                                              4107    84861 SH       OTHER                   76161              8700
BANK NEW YORK INC              COM              064057102    25922   639269 SH       SOLE                   636029              3240
                                                             11142   274768 SH       OTHER                  145318            129450
BARD (C.R.) INC.               COM              067383109    19795   248960 SH       SOLE                   247300              1660
                                                              2358    29655 SH       OTHER                   29455               200
COCA COLA                      COM              191216100      269     5600 SH       SOLE                     5600
                                                               192     4000 SH       OTHER                    4000
COLGATE PALMOLIVE CO           COM              194162103      588     8800 SH       SOLE                     8800
COSTCO WHOLESALE CORP NEW      COM              22160K105    19584   363740 SH       SOLE                   361985              1755
                                                              1846    34285 SH       OTHER                   33585               700
DELL INC.                      COM              24702R101    15327   660358 SH       SOLE                   656208              4150
                                                              1834    79010 SH       OTHER                   78110               900
EBAY INC                       COM              278642103    21739   655785 SH       SOLE                   651695              4090
                                                              3101    93535 SH       OTHER                   88835              4700
ECOLAB INC                     COM              278865100    19393   451003 SH       SOLE                   448363              2640
                                                              2058    47870 SH       OTHER                   47570               300
EMC CORP-MASS                  COM              268648102    15333  1107089 SH       SOLE                  1098389              8700
                                                              1395   100755 SH       OTHER                  100755
FASTENAL CO                    COM              311900104      307     8750 SH       SOLE                     8750
                                                                25      700 SH       OTHER                                       700
GENERAL ELECTRIC CO            COM              369604103    18723   529509 SH       SOLE                   525504              4005
                                                              2375    67155 SH       OTHER                   66730               425
GENTEX CORP                    COM              371901109    14628   900170 SH       SOLE                   893225              6945
                                                              1472    90575 SH       OTHER                   83875              6700
HARLEY-DAVIDSON INC            COM              412822108    22129   376663 SH       SOLE                   374488              2175
                                                              2785    47400 SH       OTHER                   44000              3400
INTEL CORP                     COM              458140100    17797   930323 SH       SOLE                   925103              5220
                                                              4310   225325 SH       OTHER                  196025             29300
JOHNSON & JOHNSON              COM              478160104    16157   268120 SH       SOLE                   267000              1120
                                                              2965    49210 SH       OTHER                   40910              8300
MEDTRONIC INC                  COM              585055106    20983   427702 SH       SOLE                   425252              2450
                                                              2404    49010 SH       OTHER                   48610               400
MGIC INVT CORP WIS             COM              552848103      177     3000 SH       SOLE                     3000
                                                               589    10000 SH       OTHER                   10000
MICROSOFT CORP                 COM              594918104    25657   920599 SH       SOLE                   914999              5600
                                                              6916   248170 SH       OTHER                  212470             35700
OMNICOM GROUP INC              COM              681919106    18417   179892 SH       SOLE                   178942               950
                                                              2164    21135 SH       OTHER                   20935               200
PROCTER & GAMBLE CO COM        COM              742718109    18620   294810 SH       SOLE                   292760              2050
                                                              2061    32635 SH       OTHER                   32235               400
SLM CORPORATION                COM              78442P106    16705   408423 SH       SOLE                   405928              2495
                                                              1989    48635 SH       OTHER                   46835              1800
STATE STREET CORP              COM              857477103    19062   294395 SH       SOLE                   292415              1980
                                                              2020    31190 SH       OTHER                   30990               200
UNITED HEALTH GROUP INC        COM              91324P102    18546   350125 SH       SOLE                   347970              2155
                                                              2197    41480 SH       OTHER                   41080               400
WALGREEN CO COM                COM              931422109    22883   498645 SH       SOLE                   495900              2745
                                                              2715    59160 SH       OTHER                   55360              3800
XTO ENERGY INC COM             COM              98385X106    27347   498947 SH       SOLE                   496337              2610
                                                              3318    60535 SH       OTHER                   59535              1000